Business Services Account BSA Program [Member] Shareholder Fees - UBS RMA Government Money Market Fund - UBS RMA Government Money Market Fund	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Business Services Account BSA Program [Member]
Prospectus [Line Items]
Maximum Account Fee	$ 175
Basic Investment Account Program [Member]
Prospectus [Line Items]
Maximum Account Fee	100
RMA Program [Member]
Prospectus [Line Items]
Maximum Account Fee	$ 175